Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components

5. Balance Sheet Components

Inventory

Inventory consists of the following:

	December 31, 2018	September 30, 2019
	(in thousands)
Raw material	$1,084	$2,169
Work in progress	634	850
Finished goods	2,313	4,451
Consigned inventory	1,100	1,757

Total inventory	$5,131	$9,227

Accrued Liabilities

Accrued liabilities consist of the following:

	December 31, 2018	September 30, 2019
	(in thousands)
Accrued employee compensation	$3,135	$5,984
Accrued research and development costs	1,115	1,844
Accrued professional services	1,391	856
Other	576	812

Total accrued liabilities	$6,217	$9,496

5. Balance Sheet Components

Inventory

Inventory consists of the following:

	December 31,
	2017	2018
	(in thousands)
Raw material	$478	$1,084
Work in progress	198	634
Finished goods	1,041	2,313
Consigned inventory	806	1,100

Total inventory	$2,523	$5,131

Property and Equipment, Net

Property and equipment, net consists of the following:

	December 31,
	2017	2018
	(in thousands)
Equipment	$1,298	$2,321
Equipment on loan to customers	263	786
Office furniture	68	90
Software	76	76
Leasehold improvements	366	764
Construction in progress	258	236

Property and equipment, gross	2,329	4,273
Less accumulated depreciation and amortization	(957)	(1,654)

Total property and equipment, net	$1,372	$2,619

Depreciation and amortization expense was $0.5 million and $0.7 million for the years ended December 31, 2017 and 2018, respectively.

Other Assets

Other assets consist of the following:

	December 31,
	2017	2018
	(in thousands)
Deferred offering costs	$—	$1,519
Restricted cash	—	450
Other	73	97

Total other assets	$73	$2,066

Accrued Liabilities

Accrued liabilities consist of the following:

	December 31,
	2017	2018
	(in thousands)
Accrued employee compensation	$2,072	$3,135
Accrued research and development costs	507	1,115
Accrued professional services	348	1,391
Other	466	576

Total accrued liabilities	$3,393	$6,217